Hartford Sustainable Municipal Bond Fund Expense Example, No Redemption - Hartford Sustainable Municipal Bond Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 147
Expense Example, No Redemption, 3 Years	506
Expense Example, No Redemption, 5 Years	890
Expense Example, No Redemption, 10 Years	$ 1,967